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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         The Travelers Companies, Inc.
                 -------------------------------
   Address:      485 Lexington Avenue
                 -------------------------------
                 New York, NY  10017-2630
                 -------------------------------

Form 13F File Number: 28-62
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Wendy Skjerven
         -------------------------------
Title:   Deputy Corporate Secretary
         -------------------------------
Phone:   (651) 310-6748
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Wendy Skjerven          St. Paul, Minnesota   February 10, 2011
   -------------------------------   -------------------   -----------------
             [Signature]                [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 24
                                        --------------------

Form 13F Information Table Value Total: 232,471
                                        --------------------
                                            (thousands)

List of Other Included Managers:

    No.       Form 13F File Number    Name

    01        28-29                   ST. PAUL FIRE AND MARINE INSURANCE COMPANY
    ------       -----------------    ------------------------------------------

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                           FORM 13F INFORMATION TABLE

NAME OF ISSUER                       TITLE OF CLASS CUSIP     VALUE    SHARES    SH/ PUT/ INVESTMT OTHER    VOTING AUTHORITY
                                                              (X$1000) PRN/AMT   PRN CALL DSCRETN  MANAGERS SOLE    SHARED    NONE
AT&T INC                             COMM           00206R102      397    13,500 SH       SHARED                       13,500
BUCKEYE PARTNERS LP                  COMM           118230101    1,303    19,500 SH       SHARED                       19,500
EL PASO PIPELINE PARTNERS LP         COMM           283702108    4,235   126,600 SH       SHARED                      126,600
ENBRIDGE ENERGY PARTNERS LP          COMM           29250R106   13,268   212,700 SH       SHARED                      212,700
ENTERPRISE PRODUCTS PARTNERS LP      COMM           293792107   32,369   777,916 SH       SHARED                      777,916
FORTINET INC                         COMM           34959E109       49     1,518 SH       SHARED                        1,518
KINDER MORGAN MANAGEMENT LLC         COMM           49455U100   18,736   280,141 SH       SHARED                      280,141
MAGELLAN MIDSTREAM PARTNERS LP       COMM           559080106   20,120   356,100 SH       SHARED                      356,100
MARKWEST ENERGY PARTNERS LP          COMM           570759100    4,981   115,000 SH       SHARED                      115,000
MOTRICITY INC                        COMM           620107102       83     4,481 SH       SHARED                        4,481
NATL WESTMINSTER BK PLC SER C 7.76%  PREF           638539882    8,692   400,000 SH       SHARED                      400,000
NUSTAR ENERGY LP                     COMM           67058H102    8,761   126,100 SH       SHARED                      126,100
ONEOK PARTNERS LP                    COMM           68268N103   12,283   154,500 SH       SHARED                      154,500
PLAINS ALL AMER PIPELINE LP          COMM           726503105   18,065   287,700 SH       SHARED                      287,700
PROGRESS ENERGY INC                  COMM           743263105    2,065    47,500 SH       SHARED                       47,500
ROYAL BK OF SCOTLAND PLC PFD 6.25%
 SER P                               PREF           780097762    1,166    80,000 SH       SHARED                       80,000
SCANA CORP                           COMM           80589M102    3,451    85,000 SH       SHARED                       85,000
SOUTHERN COMPANY                     COMM           842587107    2,561    67,000 SH       SHARED                       67,000
SPECTRA ENERGY PARTNERS LP           COMM           84756N109    1,643    50,000 SH       SHARED                       50,000
SUNOCO LOGISTICS PARTNERS LP         COMM           86764L108    7,022    84,000 SH       SHARED                       84,000
THE TRAVELERS COMPANIES INC          COMM           89417E109   44,434   797,600 SH       SOLE              797,600
VERIZON COMMUNICATIONS INC           COMM           92343V104    1,002    28,000 SH       SHARED                       28,000
XCEL ENERGY INC                      COMM           98389B100    2,873   122,000 SH       SHARED                      122,000
ALTERRA CAPITAL HOLDINGS LTD         COMM           G0229R108   22,913 1,058,833 SH       SHARED                    1,058,833